INCOME AND MINING TAXES - Tax Loss Carryforwards, Foreign Tax Credits, and AMT Credits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carryforwards
Operating loss carryforwards	$ 498	$ 216
Tax credit carryforwards	610	837
Australia and France Tax Authorities
Carryforwards
Operating loss carryforwards	92	134
U.S. Tax Authority | Foreign Tax Credits
Carryforwards
Tax credit carryforwards	558	779
U.S. Tax Authority | AMT
Carryforwards
Tax credit carryforwards	$ 52	$ 58